Geographic Information (Details) - Schedule of revenues by country based - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues		$ 461,035	$ 382,903	$ 325,674
North America [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues	[1]	188,980	187,258	163,565
Europe [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues	[2]	237,054	172,660	133,851
Rest of the world [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues		$ 35,001	$ 22,985	$ 28,258

[1]	Revenues from North America that are shown in the above table consist of revenues primarily from the United States (in amounts of $163,089, $186,687 and $186,909 during the years ended December 31, 2019, 2020 and 2021, respectively).
[2]	Revenues from Europe include revenues from European Union countries, the United Kingdom, or UK, and Israel.